Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000082229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Opportunities Fund, Institutional Class
C000082230
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Causeway International Opportunities Fund, Investor Class
Without Sales Load [Member] | C000082229
Average Annual Return [Line Items]
Average Annual Return, Percent		19.33%	15.18%	8.83%
Without Sales Load [Member] | C000082230
Average Annual Return [Line Items]
Average Annual Return, Percent		18.98%	14.90%	8.57%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).